Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 242,446,000	1,504,278,000	1,504,278,000
Goodwill, impairment loss	$ 0	0	0